Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Short-term borrowings various interest rate percentage	8.00%
Short-term borrowings maturity year	1 year
Short term borrowings amount	$ 0	$ 699,526
Interest expense on debt	$ 2,162,589	$ 2,149,077	$ 2,082,680